Accrued Expenses (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued commission expense	$ 5,384	$ 7,170	$ 7,037
Accrued payroll related expenses	62,211	61,168
Accrued research and development expenses			14,360
Accrued content acquisition expenses			2,700
Accrued professional fees	135,060	134,292	15,376
Accrued advertising and marketing expenses			4,290
Accrued office and general expenses			2,038
Accrued state taxes			825
Total accrued expenses	$ 202,655	$ 202,630	$ 46,626